Dec. 15, 2017
Principal Funds, Inc.

Supplement dated December 15, 2017
to the Statutory Prospectus dated June 12, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Preferred Securities Fund [Member]
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities at the time of purchase. Preferred securities include preferred stock and various types of subordinated debt and convertible securities. Preferred securities may pay fixed rate or adjustable rate dividends and generally have “preference” over common stock in the payment of dividends, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets.
The Fund also invests in contingent convertible securities (“Cocos”), which are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question that issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.